Late payment surcharge from customers	12 Months Ended
Mar. 31, 2023
Disclosure Of Late Payment Surcharge From Customers [Abstract]
Late payment surcharge from customers	32. Late payment surcharge from customers

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Late payment surcharge from customers (refer Note 38)	—	—	1,134	14
Total	—	—	1,134	14